ᵹ/25/2002 12:32 FAX 212 306 5359 AMEX 006

Cert Amx

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

02000930

1-31423

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212-306 1000

RECD S.E.C.
SEP 2 5 2002
081

September 25, 2002

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on August 9, 2002, the American Stock Exchange, Inc. (the "Exchange") received from Nuveen Arizona Dividend Advantage Municipal Fund 3 (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, $0.01 par value per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
OCT 0 2 2002
THOMSON FINANCIAL

cc: Herbert Scholl